UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     January 13, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total: $    1,274,542,853


List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M				      Common Stock	88579Y101  $11,868,858 	 	   96,260     Sole		     Sole
Abbott Labs			      Common Stock	002824100  $12,842,400 	 	  321,060     Sole	  	     Sole
Agilent				      Common Stock	00846U101  $14,497,312 		  807,200     Sole		     Sole
Albertsons			      Common Stock	013104104  $21,692,370 	  	  974,500     Sole		     Sole
Allstate			      Common Stock	020002101  $19,848,834 		  536,600     Sole		     Sole
American International Group	      Common Stock	026874107  $ 1,154,267 	 	   19,953     Sole		     Sole
AT& T Corp.			      Common Stock	001957109  $13,759,970 		  527,000     Sole		     Sole
AT&T Wireless Services		      Common Stock	00209A106  $   119,950 	 	   21,230     Sole		     Sole
Bally Total Fitness		      Common Stock	05873K108  $   425,400 	 	   60,000     Sole		     Sole
Bankamerica Corp.		      Common Stock	060505104  $60,969,515 		  876,377     Sole		     Sole
Bellsouth Corp.		   	      Common Stock	079860102  $19,785,376 	 	  764,800     Sole		     Sole
Berkshire Hathaway Inc. Cl A	      Common Stock	084670108  $    72,750 	 		1     Sole		     Sole
Boeing Co.			      Common Stock	097023105  $37,838,210 		1,146,960     Sole		     Sole
BP Amoco			      Common Stock	055622104  $22,044,820 	 	  542,308     Sole		     Sole
Bristol Myers Squibb		      Common Stock	110122108  $50,854,531 	 	2,196,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101  $15,334,488 	   	  335,400     Sole		     Sole
ChevronTexaco			      Common Stock	166764100  $17,292,379 	 	  260,114     Sole		     Sole
Citigroup			      Common Stock	172967101  $36,344,795 	  	1,032,816     Sole		     Sole
Coca- Cola Co.			      Common Stock	191216100  $ 2,208,659 		   50,380     Sole		     Sole
Comcast Corp			      Common Stock	20030N101  $20,091,587 	 	  852,422     Sole		     Sole
Dell Computer			      Common Stock	247025109  $30,395,358 	        1,136,700     Sole		     Sole
Disney Co. (Walt)		      Common Stock	254687106  $ 6,264,182 	 	  384,070     Sole		     Sole
Dow Chemical			      Common Stock	260543103  $28,419,336 	          956,880     Sole		     Sole
Du Pont de Nemours & Co.	      Common Stock	263534109  $46,495,840 	        1,096,600     Sole		     Sole
Duke Energy			      Common Stock	264399106  $37,366,987 	 	1,912,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102  $25,967,408 	 	  743,200     Sole		     Sole
Federal Natl. Mtge. Assn.	      Common Stock	313586109  $40,230,052 	   	  625,370     Sole		     Sole
Fleming Co. series B 10 5/8% due 7/31/2007
				      Corporate Bond	339130AL0  $   169,645 	 	      259     Sole		     Sole
Ford Motor Co.			      Common Stock	345370860  $27,976,651 	 	3,008,242     Sole		     Sole
Gateway				      Common Stock	367626108  $ 3,045,800 	  	  970,000     Sole		     Sole
General Electric		      Common Stock	369604103  $27,391,437 	 	1,124,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105  $33,451,187 	 	  907,520     Sole		     Sole
Grubb & Ellis			      Common Stock	400095204  $   340,680 	 	  334,000     Sole		     Sole
Hewlett Packard Co.		      Common Stock	428236103  $ 8,308,496 	 	  478,600     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102  $ 1,287,340 	  	   53,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100  $12,629,761 	 	  811,160     Sole		     Sole
International Absorbents	      Common Stock	45885E203  $   340,048 	 	  160,400     Sole		     Sole
International Airline Support	      Common Stock	458865201  $   125,522 	 	  502,088     Sole		     Sole
International Business Machines	      Common Stock	459200101  $42,439,000 	 	  547,600     Sole		     Sole
Johnson & Johnson	  	      Common Stock	478160104  $15,719,843 	 	  292,680     Sole		     Sole
KLM Royal Dutch Airlines	      Common Stock	482516309  $ 1,157,210 	 	  119,300     Sole		     Sole
Manpower Inc.			      Common Stock	56418H100  $   972,950 	     	   30,500     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101  $19,789,656 	 	1,230,700     Sole		     Sole
Media Arts Group		      Common Stock	58439C102  $ 1,391,208 	 	  535,080     Sole		     Sole
Merck & Co.			      Common Stock	589331107  $69,230,633 	 	1,222,940     Sole		     Sole
Merrill Lynch	  		      Common Stock	590188108  $15,939,000 	 	  420,000     Sole		     Sole
MGIC Investment Corp.		      Common Stock	552848103  $ 1,032,500 	 	   25,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104  $ 3,814,426 	 	   73,780     Sole		     Sole
Midwest Express Holding		      Common Stock	597911106  $ 1,219,800 		  228,000     Sole		     Sole
Pepsico				      Common Stock	713448108  $ 1,560,451 	 	   36,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103  $46,273,198 	        1,513,680     Sole		     Sole
PMI Group Inc.			      Common Stock	69344M101  $ 1,201,600 	 	   40,000     Sole		     Sole
PNC Bank			      Common Stock	693475105  $24,540,243 		  585,686     Sole		     Sole
Proctor & Gamble Co.		      Common Stock	742718109  $20,591,224 		  239,600     Sole		     Sole
Qwest Capital 7 3/4% due 8/15/2006    Corporate Bond	74913EAC4  $   362,500 		      500     Sole		     Sole
Radian Group Inc.		      Common Stock	750236101  $ 1,188,800 	   	   32,000     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103  $65,206,968 	        2,896,800     Sole		     Sole
SBC Communications		      Common Stock	78387G103  $45,228,779 	 	1,668,343     Sole		     Sole
Tellabs Inc.			      Common Stock	879664100  $ 3,889,450 		  535,000     Sole		     Sole
Texas Instruments		      Common Stock	882508104  $16,000,660 	 	1,066,000     Sole		     Sole
Verizon				      Common Stock	92343V104  $30,798,849 	 	  794,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102  $30,547,652 	 	  838,300     Sole		     Sole
Wal-Mart Stores			      Common Stock	931142103  $ 2,692,183 	 	   53,300     Sole		     Sole
Washington Mutual		      Common Stock	939322103  $57,285,270 	 	1,659,000     Sole		     Sole
Wyeth				      Common Stock	983024100  $45,216,600 	  	1,209,000     Sole		     Sole


====================================================================================================================================
